Short-Term Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 12	Short-Term Borrowings (a)
The following table is a summary of short-term borrowings for the last three years:

	2020		2019		2018
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate

At year-end
Federal funds purchased	$777	.08%	$828	1.45%	$458	2.05%
Securities sold under agreements to repurchase	1,430	.16	1,165	1.41	2,582	2.20
Commercial paper	6,007	.01	7,576	1.07	6,940	1.35
Other short-term borrowings	3,552	1.51	14,154	1.94	4,159	2.68
Total	$11,766	.49%	$23,723	1.62%	$14,139	1.92%
Average for the year
Federal funds purchased	$1,660	.35%	$1,457	1.94%	$1,070	1.70%
Securities sold under agreements to repurchase	1,686	.50	1,770	2.00	2,279	1.87
Commercial paper	8,141	.26	8,186	1.45	6,929	.94
Other short-term borrowings	7,695	1.41	6,724	2.78	11,512	2.27
Total	$19,182	.75%	$18,137	2.04%	$21,790	1.78%
Maximum month-end balance
Federal funds purchased	$2,811		$3,629		$4,532
Securities sold under agreements to repurchase	2,183		2,755		3,225
Commercial paper	9,514		9,431		7,846
Other short-term borrowings	20,569		14,154		16,588
(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 21 percent.